Regulatory Capital - Summary of Regulatory Capital Position (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Capital
Common Equity Tier 1 Capital	$ 52,389	$ 46,628
Tier 1 Capital	59,735	53,751
Total Capital	70,434	65,038
Risk-weighted assets used in the calculation of capital ratios
Common Equity Tier 1 Capital	435,632	435,750
Tier 1 Capital	435,780	435,750
Total Capital	$ 435,927	$ 435,750
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	12.00%	10.70%
Tier 1 Capital ratio	13.70%	12.30%
Total Capital ratio	16.20%	14.90%
Leverage ratio	4.20%	3.90%